GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

NOTE 7: GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2024 and 2023 were as follows:

	Owned
	Service Network	Transportation	Amount
Balance as of January 1, 2023	$2,403,722	$—	$2,403,722
Impairment	(157,103)	—	(157,103)
Balance as at December 31, 2023	2,246,619	—	2,246,619
Acquisitions	259,347	790,451	1,049,798
Impairment	(1,568,309)	—	(1,568,309)
Balance as at December 31, 2024	$938,154	$790,451	$1,728,108

Intangible assets, net

Identifiable intangible assets consist of the following at December 31, 2024:

	Weighted Average Remaining Amortization Period (years)	Gross Amount	Accumulated Amortization	Net Amount
Customer relationships	11.5	$777,180	$(373,653)	$403,527
Tradename	6.1	386,080	(102,722)	283,358
Noncompetition agreements	2.1	34,000	(19,570)	14,430
Intellectual property	9.5	35,186	(22,947)	12,239
Acquired technology	4.6	440,530	(35,360)	405,170
Internally developed software	3.3	609,385	(319,933)	289,452
Total intangible assets, net		$2,282,361	$(874,185)	$1,408,176

Identifiable intangible assets consist of the following at December 31, 2023:

	Gross Amount	Accumulated Amortization	Net Amount
Customer relationships	$1,445,000	$(582,256)	$862,744
Tradename	923,000	(216,501)	706,499
Noncompetition agreements	126,000	(82,037)	43,963
Intellectual property	35,186	(20,073)	15,113
Internally developed software	439,617	(227,061)	212,556
Total intangible assets, net	$2,968,803	$(1,127,928)	$1,840,875

Intangible assets are amortized over their estimated useful lives of 3 to 15 years using the straight-line method. Amortization expense was $480,012 and $517,175 for the years ended December 31, 2024 and 2023, respectively. Amortization expense over the next five years and thereafter is as follows:

Year ending December 31,	Amount
2025	$281,829
2026	254,653
2027	207,443
2028	194,778
2029	139,001
Thereafter	162,075
Total	$1,239,779

The above does not include $168,397 of capitalized costs for internally developed software that are still in the development stage and not subject to amortization. As of December 31, 2024, the weighted average remaining amortization period of intangible assets is approximately 7.3 years.

The Company recorded a goodwill and intangible impairment of $2,403,628 and $181,853 during the twelve months ending December 31, 2024, and December 31, 2023.